LOANS PAYABLE	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]	NOTE 9: LOANS PAYABLE There was no activity for the three months ended January 31, 2015 for the non-related third party investors and the remaining principal balance is $170,000.

NOTE 9: LOANS PAYABLE

For the years ended October 31, 2014 and 2013, the Company’s loans payable is summarized follows:

	October 31,
	2014	2013
Promissory note	$-0-	$21,214
Non-related third party investors	170,000	170,000
Total Loans payable	$170,000	$191,214

During the year ended October 31, 2014:

•	the Company made $21,214 in principal payments and incurred $1,314 in interest expense for the promissory note.

•	there was no activity for the year ended October 31, 2014 for the non-related third party investors.

During the year ended October 31, 2013:

•
the Company received $50,000 in proceeds from a non-related third party investor. The Company anticipates that this loan will be converted into either a formal debt or equity instrument. As of the date of this audit report its status has remained unchanged.

•
the Company incurred consulting fees in the amount of $120,000 which were recorded as loans from a non-related third party investor. The Company anticipates that this loan will be converted into either a formal debt or equity instrument. As of the date of this audit report its status has remained unchanged.